Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 84,208	$ 75,893	$ 62,721
Ceded written	(1,034)	(1,469)	(1,171)
Net premiums written	83,174	74,424	61,550
Direct premiums earned	82,847	72,169	59,881
Ceded earned	(1,186)	(1,370)	(1,216)
Net Amount	81,661	70,799	58,665
non regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(456)	(849)	(636)
Ceded earned	(604)	(751)	(671)
Regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(578)	(620)	(535)
Ceded earned	$ (582)	$ (619)	$ (545)